SCHEDULE OF INVESTMENTS
Balanced (in thousands)	SEPTEMBER 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Interactive Home Entertainment – 1.8%
Electronic Arts, Inc.(A)	44	$5,683

Interactive Media & Services – 4.1%
Alphabet, Inc., Class A(A)	3	3,890
Alphabet, Inc., Class C(A)	3	3,908
Facebook, Inc., Class A(A)	20	5,265

		13,063

Movies & Entertainment – 0.7%
Walt Disney Co. (The)	17	2,114

Total Communication Services - 6.6%		20,860

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.0%
V.F. Corp.	42	2,951

Automotive Retail – 0.8%
O’Reilly Automotive, Inc.(A)	5	2,515

Casinos & Gaming – 1.2%
Las Vegas Sands, Inc.	80	3,722

Home Improvement Retail – 2.1%
Lowe’s Co., Inc.	41	6,755

Internet & Direct Marketing Retail – 0.8%
Amazon.com, Inc.(A)	1	2,355

Restaurants – 1.0%
Darden Restaurants, Inc.	30	3,037

Specialty Stores – 1.1%
Tractor Supply Co.	25	3,577

Total Consumer Discretionary - 8.0%		24,912

Consumer Staples

Distillers & Vintners – 1.7%
Constellation Brands, Inc.	29	5,452

Packaged Foods & Meats – 1.1%
Mondelez International, Inc., Class A	58	3,359

Tobacco – 1.5%
Philip Morris International, Inc.	62	4,640

Total Consumer Staples - 4.3%		13,451

Energy

Integrated Oil & Gas – 1.0%
Chevron Corp.	14	972
Hess Corp.	51	2,075

		3,047

Oil & Gas Exploration & Production – 0.7%
Canadian Natural Resources Ltd.	151	2,412

Oil & Gas Storage & Transportation – 0.5%
Enterprise Products Partners L.P.	97	1,531

Total Energy - 2.2%		6,990

Financials

Consumer Finance – 0.5%
American Express Co.	16	1,595

Insurance Brokers – 1.0%
Aon plc	15	3,190

Investment Banking & Brokerage – 2.4%
Goldman Sachs Group, Inc. (The)	23	4,529
Morgan Stanley	62	3,007

		7,536

Multi-Sector Holdings – 1.4%
Berkshire Hathaway, Inc., Class B(A)	22	4,624

Other Diversified Financial Services – 1.9%
Citigroup, Inc.	53	2,280
JPMorgan Chase & Co.	38	3,671

		5,951

Regional Banks – 1.2%
PNC Financial Services Group, Inc. (The)	33	3,652

Total Financials - 8.4%		26,548

Health Care

Health Care Equipment – 1.9%
Zimmer Holdings, Inc.	44	5,987

Health Care Technology – 1.5%
Cerner Corp.	64	4,624

Managed Health Care – 2.3%
Anthem, Inc.	16	4,318
UnitedHealth Group, Inc.	10	2,970

		7,288

Pharmaceuticals – 3.6%
Elanco Animal Health, Inc.(A)	98	2,725
GlaxoSmithKline plc ADR	74	2,794
Jazz Pharmaceuticals plc(A)	24	3,479
Merck & Co., Inc.	31	2,545

		11,543

Total Health Care - 9.3%		29,442

Industrials

Aerospace & Defense – 1.2%
Northrop Grumman Corp.	5	1,432
Raytheon Technologies Corp.	37	2,102

		3,534

Agricultural & Farm Machinery – 1.3%
Deere & Co.	18	3,923

Electrical Components & Equipment – 0.7%
Emerson Electric Co.	34	2,250

Industrial Machinery – 1.0%
Snap-on, Inc.	21	3,123

Railroads – 1.5%
Union Pacific Corp.	25	4,898

Research & Consulting Services – 1.0%
IHS Markit Ltd.	39	3,087

Total Industrials - 6.7%		20,815

Information Technology

Application Software – 1.9%
Autodesk, Inc.(A)	27	6,145

Communications Equipment – 2.1%
Cisco Systems, Inc.	102	4,028
Motorola Solutions, Inc.	16	2,454

		6,482

Data Processing & Outsourced Services – 1.4%
Fiserv, Inc.(A)	45	4,611

Electronic Manufacturing Services – 1.0%
IPG Photonics Corp.(A)	18	3,060

IT Consulting & Other Services – 0.9%
Cognizant Technology Solutions Corp., Class A	42	2,925

Semiconductors – 3.4%
Infineon Technologies AG ADR	148	4,188
Micron Technology, Inc.(A)	61	2,866
QUALCOMM, Inc.	34	3,951

		11,005

Systems Software – 3.3%
Microsoft Corp.	49	10,319

Technology Hardware, Storage & Peripherals – 3.6%
Apple, Inc.	100	11,584

Total Information Technology - 17.6%		56,131

Materials

Specialty Chemicals – 0.6%
Sherwin-Williams Co. (The)	3	1,873

Total Materials - 0.6%		1,873

TOTAL COMMON STOCKS – 63.7%		$201,022

(Cost: $171,116)

INVESTMENT FUNDS

Registered Investment Companies – 0.8%
Invesco Senior Loan ETF(B)	119	2,590

TOTAL INVESTMENT FUNDS – 0.8%		$2,590

(Cost: $2,584)

PREFERRED STOCKS

Energy

Oil & Gas Exploration & Production – 1.0%
Targa Resources Corp., 9.500%(A)(C)	3	3,166

Total Energy - 1.0%		3,166

Health Care

Pharmaceuticals – 0.1%
Elanco Animal Health, Inc., 5.000%	8	355

Total Health Care - 0.1%		355

TOTAL PREFERRED STOCKS – 1.1%		$3,521

(Cost: $3,625)

CORPORATE DEBT SECURITIES	Principal

Communication Services

Advertising – 0.1%
Lamar Media Corp., 4.875%, 1-15-29(D)	$230	239

Alternative Carriers – 0.0%
Bell Canada (GTD by BCE, Inc.), 4.300%, 7-29-49	120	147

Broadcasting – 0.1%
Fox Corp., 3.050%, 4-7-25	340	372

Cable & Satellite – 0.5%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 2.800%, 4-1-31	360	373
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal), 4.250%, 10-15-30	450	552
Comcast Corp. (GTD by Comcast Cable Communications LLC and NBCUniversal Media LLC), 3.450%, 2-1-50	675	767

		1,692

Movies & Entertainment – 0.3%
Walt Disney Co. (The), 2.750%, 9-1-49	1,000	963

Publishing – 0.2%
Thomson Reuters Corp., 3.350%, 5-15-26	425	468

Wireless Telecommunication Service – 0.2%
T-Mobile USA, Inc., 3.875%, 4-15-30(D)	575	654

Total Communication Services - 1.4%		4,535

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.1%
PVH Corp., 4.625%, 7-10-25(D)	350	365

Automobile Manufacturers – 0.2%
General Motors Co., 6.800%, 10-1-27	475	577

Casinos & Gaming – 0.3%
Colt Merger Sub, Inc., 8.125%, 7-1-27(D)	320	339
International Game Technology plc, 5.250%, 1-15-29(D)	350	354
Las Vegas Sands Corp., 3.500%, 8-18-26	220	223

		916

Footwear – 0.1%
NIKE, Inc., 2.850%, 3-27-30	235	264

General Merchandise Stores – 0.2%
Dollar General Corp., 3.500%, 4-3-30	300	341
Target Corp., 2.650%, 9-15-30	350	392

		733

Homebuilding – 0.1%
NVR, Inc., 3.000%, 5-15-30	400	432

Internet & Direct Marketing Retail – 0.4%
Amazon.com, Inc., 2.800%, 8-22-24	1,000	1,082
Expedia Group, Inc.:
6.250%, 5-1-25(D)	360	397
7.000%, 5-1-25(D)	43	46

		1,525

Total Consumer Discretionary - 1.4%		4,812

Consumer Staples

Agricultural Products – 0.1%
Archer Daniels Midland Co., 2.750%, 3-27-25	350	380

Brewers – 0.1%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 4.750%, 1-23-29	312	379

Drug Retail – 0.1%
CVS Health Corp., 5.050%, 3-25-48	180	229

Food Retail – 0.1%
Alimentation Couche-Tard, Inc., 2.950%, 1-25-30(D)	350	377

Household Products – 0.1%
Procter & Gamble Co. (The), 3.000%, 3-25-30	350	406

Hypermarkets & Super Centers – 1.0%
Walmart, Inc., 4.050%, 6-29-48	2,500	3,254

Packaged Foods & Meats – 0.3%
Hormel Foods Corp., 1.800%, 6-11-30	350	361
Nestle Holdings, Inc., 4.000%, 9-24-48(D)	555	727

		1,088

Personal Products – 0.2%
Estee Lauder Co., Inc. (The), 4.150%, 3-15-47	375	471

Soft Drinks – 0.7%
Coca-Cola Co. (The), 3.375%, 3-25-27	400	459
Keurig Dr Pepper, Inc., 3.400%, 11-15-25	400	445
PepsiCo, Inc., 2.875%, 10-15-49	1,050	1,126

		2,030

Total Consumer Staples - 2.7%		8,614

Energy

Oil & Gas Drilling – 0.3%
Nabors Industries Ltd., Convertible, 0.750%, 1-15-24	3,600	963

Oil & Gas Exploration & Production – 0.2%
EQT Corp., 7.875%, 2-1-25(E)	500	554

Oil & Gas Storage & Transportation – 0.6%
Colorado Interstate Gas Co., 4.150%, 8-15-26(D)	800	900

Williams Partners L.P., 3.600%, 3-15-22	1,000	1,035

		1,935

Total Energy - 1.1%		3,452

Financials

Asset Management & Custody Banks – 0.7%
Apollo Management Holdings L.P., 2.650%, 6-5-30(D)	600	600
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.), 4.350%, 4-15-30	475	553
KKR Group Finance Co. VI LLC, 3.750%, 7-1-29(D)	350	402
National Securities Clearing Corp., 1.500%, 4-23-25(D)	350	361
Owl Rock Capital Corp., 4.250%, 1-15-26	375	380

		2,296

Consumer Finance – 0.1%
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4-10-22	250	257
3.700%, 5-9-23	150	157

		414

Diversified Banks – 0.3%
Bank of America Corp., 2.884%, 10-22-30	400	432
U.S. Bancorp, 3.100%, 4-27-26	400	444

		876

Financial Exchanges & Data – 0.3%
Intercontinental Exchange, Inc., 2.100%, 6-15-30	900	930

Investment Banking & Brokerage – 0.8%
Goldman Sachs Group, Inc. (The), 2.905%, 7-24-23	2,000	2,074
Morgan Stanley, 2.699%, 1-22-31	400	427

		2,501

Life & Health Insurance – 0.3%
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9-30-47(D)	1,000	1,127

Multi-Line Insurance – 0.3%
Aon Corp. (GTD by Aon plc), 2.800%, 5-15-30	350	378
Aon plc (GTD by Aon Corp.), 2.800%, 3-15-21	500	504

		882

Other Diversified Financial Services – 1.0%
Citigroup, Inc.:
2.666%, 1-29-31	350	368
5.950%, 12-29-49	150	147
6.250%, 12-29-49	750	833
JPMorgan Chase & Co.:
2.956%, 5-13-31	267	285
5.000%, 2-1-69	371	370
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 332 bps), 3.616%, 1-1-68(F)	750	694
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps), 3.738%, 4-29-49(F)	194	186

JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 380 bps), 4.051%, 11-1-68(F)	250	247

		3,130

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.), 2.200%, 3-15-21	200	202

Regional Banks – 0.2%
PNC Bank N.A., 3.250%, 6-1-25	600	667

Specialized Finance – 0.1%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 6.500%, 7-15-25	250	270

Total Financials - 4.2%		13,295

Health Care

Biotechnology – 0.2%
Amgen, Inc., 3.375%, 2-21-50	700	756

Health Care Supplies – 0.6%
Baxter International, Inc., 3.750%, 10-1-25(D)	350	397
Dentsply Sirona, Inc., 3.250%, 6-1-30	475	516
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9-23-23	1,000	1,061

		1,974

Life Sciences Tools & Services – 0.1%
Thermo Fisher Scientific, Inc., 4.133%, 3-25-25	350	399

Managed Health Care – 0.2%
UnitedHealth Group, Inc., 2.000%, 5-15-30	475	496

Pharmaceuticals – 1.0%
Bristol-Myers Squibb Co., 3.450%, 11-15-27	500	574
Forest Laboratories, Inc., 5.000%, 12-15-21(D)	1,258	1,311
Johnson & Johnson, 3.400%, 1-15-38	1,000	1,169

		3,054

Total Health Care - 2.1%		6,679

Industrials

Aerospace & Defense – 1.0%
BAE Systems plc, 3.400%, 4-15-30(D)	350	392
Boeing Co. (The), 3.750%, 2-1-50	525	480
General Dynamics Corp., 3.625%, 4-1-30	350	417
L3Harris Technologies, Inc., 4.400%, 6-15-28	1,000	1,192
Raytheon Technologies Corp.:
2.250%, 7-1-30	300	315
3.125%, 7-1-50	175	187
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.), 4.600%, 6-15-28	535	439

		3,422

Agricultural & Farm Machinery – 0.2%
Deere & Co., 3.100%, 4-15-30	600	687

Air Freight & Logistics – 0.2%
United Parcel Service, Inc., 3.900%, 4-1-25	650	740

Airlines – 0.3%
Southwest Airlines Co.:
2.650%, 11-5-20	375	375
4.750%, 5-4-23	600	641

		1,016

Environmental & Facilities Services – 0.6%
Republic Services, Inc., 3.050%, 3-1-50	700	733
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 3.150%, 11-15-27	1,000	1,118

		1,851

Research & Consulting Services – 0.2%
CoStar Group, Inc., 2.800%, 7-15-30(D)	350	362
RELX Capital, Inc. (GTD by RELX plc), 3.000%, 5-22-30	350	383

		745

Total Industrials - 2.5%		8,461

Information Technology

Application Software – 0.3%
Adobe, Inc., 2.300%, 2-1-30	300	324
Autodesk, Inc., 2.850%, 1-15-30	500	550
Infor, Inc., 1.750%, 7-15-25(D)	125	129

		1,003

Communications Equipment – 0.1%
Motorola Solutions, Inc., 4.600%, 2-23-28	400	467

Data Processing & Outsourced Services – 0.3%
PayPal Holdings, Inc., 2.300%, 6-1-30	350	369
Visa, Inc.:
1.100%, 2-15-31	350	342
2.700%, 4-15-40	240	259

		970

IT Consulting & Other Services – 0.1%
Leidos, Inc. (GTD by Leidos Holdings, Inc.), 3.625%, 5-15-25(D)	175	194

Semiconductor Equipment – 0.1%
Lam Research Corp., 1.900%, 6-15-30	350	362

Semiconductors – 0.5%
Broadcom, Inc., 4.700%, 4-15-25	300	341
Intel Corp., 3.250%, 11-15-49	500	557
Xilinx, Inc., 2.375%, 6-1-30	525	552

		1,450

Systems Software – 0.1%
Microsoft Corp., 2.525%, 6-1-50	350	365

Technology Hardware, Storage & Peripherals – 0.6%
Apple, Inc.:
3.200%, 5-11-27	1,000	1,137

2.950%, 9-11-49	500	547

		1,684

Total Information Technology - 2.1%		6,495

Materials

Construction Materials – 0.4%
Hillman Group, Inc. (The), 6.375%, 7-15-22(D)	1,318	1,288

Diversified Metals & Mining – 0.2%
Anglo American plc, 4.125%, 4-15-21(D)	500	508

Fertilizers & Agricultural Chemicals – 0.1%
Nutrien Ltd., 2.950%, 5-13-30	350	383

Metal & Glass Containers – 0.1%
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc., 5.250%, 8-15-27(D)	220	224

Specialty Chemicals – 0.3%
Ecolab, Inc., 3.250%, 12-1-27	1,000	1,131

Total Materials - 1.1%		3,534

Real Estate

Real Estate Services – 0.1%
Realogy Group LLC and Realogy Co-Issuer Corp. (GTD by Realogy Intermediate Holdings LLC), 7.625%, 6-15-25(D)	350	367

Specialized REITs – 0.7%
American Tower Corp., 2.250%, 1-15-22	1,200	1,227
Crown Castle International Corp.:
5.250%, 1-15-23	200	220
3.100%, 11-15-29	600	649

		2,096

Total Real Estate - 0.8%		2,463

Utilities

Electric Utilities – 0.9%
Commonwealth Edison Co., 2.200%, 3-1-30	350	374
Duke Energy Corp., 3.150%, 8-15-27	500	552
Entergy Corp., 2.800%, 6-15-30	235	254
Entergy Texas, Inc., 2.550%, 6-1-21	300	304
Exelon Corp., 2.450%, 4-15-21	400	404
Florida Power & Light Co., 3.150%, 10-1-49	425	477
Oncor Electric Delivery Co. LLC, 2.750%, 5-15-30	450	502

		2,867

Multi-Utilities – 0.2%
Dominion Energy, Inc., 3.600%, 3-15-27	450	512

Water Utilities – 0.1%
American Water Capital Corp., 3.750%, 9-1-47	375	442

Total Utilities - 1.2%		3,821

TOTAL CORPORATE DEBT SECURITIES – 20.6%		$66,161

(Cost: $64,208)

LOANS(F)

Communication Services

Integrated Telecommunication Services – 0.0%
Windstream Services LLC, 0.000%, 8-11-27(G)	37	36

Total Communication Services - 0.0%		36

Consumer Discretionary

Casinos & Gaming – 0.2%
Golden Nugget LLC (ICE LIBOR plus 250 bps), 3.250%, 10-4-23	862	767

Leisure Facilities – 0.3%
United PF Holdings LLC (ICE LIBOR plus 400 bps), 4.220%, 12-30-26	1,016	885

Total Consumer Discretionary - 0.5%		1,652

Financials

Asset Management & Custody Banks – 0.1%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps), 6.895%, 7-20-26	375	357

Total Financials - 0.1%		357

Industrials

Industrial Machinery – 0.2%
Form Technologies LLC (ICE LIBOR plus 850 bps), 9.500%, 1-30-23	1,100	620

Total Industrials - 0.2%		620

TOTAL LOANS – 0.8%		$2,665

(Cost: $3,074)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 0.9%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 3.000%, 6-15-45	654	692
Federal National Mortgage Association Agency REMIC/CMO:
3.500%, 6-25-29	429	466
3.000%, 10-25-46	625	666

Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.500%, 10-1-28	49	54
6.500%, 2-1-29	21	23
7.500%, 4-1-31	17	19
7.000%, 7-1-31	32	39
7.000%, 9-1-31	55	65
6.500%, 2-1-32	128	153
7.000%, 2-1-32	78	92
7.000%, 3-1-32	30	36
7.000%, 7-1-32	59	69
5.500%, 5-1-33	24	28
5.500%, 6-1-33	27	32
4.500%, 11-1-43	392	449
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 1997-1, Class 3A, 8.293%, 12-15-26	22	25

		2,908

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.9%		$2,908

(Cost: $2,768)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Inflation Protected Obligations - 1.4%
U.S. Treasury Bonds:
2.125%, 2-15-40	1,037	1,586
1.000%, 2-15-46	492	662
U.S. Treasury Notes, 0.125%, 7-15-26	1,892	2,050

		4,298

Treasury Obligations - 9.6%
U.S. Treasury Bonds:
0.625%, 5-15-30	525	523
3.500%, 2-15-39	3,000	4,211
3.750%, 8-15-41	150	220
U.S. Treasury Notes:
2.875%, 11-15-21	750	773
2.000%, 10-31-22	480	499
2.125%, 12-31-22	2,900	3,029
2.750%, 11-15-23	1,600	1,728
1.750%, 6-30-24	1,400	1,481
2.250%, 10-31-24	3,635	3,934
1.500%, 11-30-24	1,700	1,790
2.875%, 4-30-25	500	560
2.875%, 5-31-25	900	1,009
3.000%, 9-30-25	900	1,021
2.625%, 12-31-25	800	896
0.625%, 3-31-27	5,440	5,509
2.750%, 2-15-28	250	291
2.875%, 8-15-28	737	870
1.500%, 2-15-30	1,855	2,001

		30,345

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 11.0%		$34,643

(Cost: $31,641)

SHORT-TERM SECURITIES	Shares

Money Market Funds(I) - 1.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.040%(H)	919	919

State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	2,693	2,693

		3,612

TOTAL SHORT-TERM SECURITIES – 1.1%		$3,612

(Cost: $3,612)

TOTAL INVESTMENT SECURITIES – 100.0%		$317,122

(Cost: $282,628)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		114

NET ASSETS – 100.0%		$317,236

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $2,562 are on loan.

(C)	Restricted security. At September 30, 2020, the Portfolio owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Value
Targa Resources Corp., 9.500%	3-2-20	3	$3,225	$ 3,166

The total value of this security represented 1.0% of net assets at September 30, 2020.

(D)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020 the total value of these securities amounted to $12,060 or 3.8% of net assets.

(E)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2020.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2020. Description of the reference rate and spread, if applicable, are included in the security description.
(G)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(H)	Investment made with cash collateral received from securities on loan.
(I)	Rate shown is the annualized 7-day yield at September 30, 2020.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$201,022	$—	$—
Investment Funds	2,590	—	—
Preferred Stocks	355	3,166	—
Corporate Debt Securities	—	66,161	—
Loans	—	2,665	—
United States Government Agency Obligations	—	2,908	—
United States Government Obligations	—	34,643	—
Short-Term Securities	3,612	—	—
Total	$207,579	$109,543	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Conduit

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$282,628

Gross unrealized appreciation	48,359

Gross unrealized depreciation	(13,865)

Net unrealized appreciation	$34,494